Schedule of other income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Foreign exchange gain	$ 210,159	$ 251,897
Interest income	20	7
Gain from disposal of motor vehicle	73,730
Government grants	42,728	21,779
Write-back of deferred underwriting fees payable		153,125
Others		339
Other income	$ 326,637	$ 427,147